Leases - Schedule of Consolidated Balance Sheets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Assets
Total	$ 6,681		$ 8,470
Liabilities
Operating lease liabilities, current	5,002		6,764
Total lease liabilities	5,002		6,764
Operating cash flows for operating leases	10,139	$ 19,187
Right-of-use assets [Member]
Assets
Total	$ 6,681		$ 8,470